BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

(the “Fund”)

Supplement dated December 2, 2016 to

the Statement of Additional Information dated October 28, 2016

Effective immediately, Walter O’Connor, CFA and Michael Kalinoski, CFA are the portfolio managers of the Fund, and the following changes are made to the Fund’s Statement of Additional Information:

The first paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is deleted in its entirety and replaced with the following:

Theodore R. Jaeckel, Jr. and Walter O’Connor are the portfolio managers of the High Yield Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

Walter O’Connor and Michael Kalinoski are the portfolio managers of the National Fund and are jointly and primarily responsible for the day-to-day operations of the Fund.

The table under the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Other Funds and Accounts Managed — National Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Walter O’Connor, CFA	42	0	0	0	0	0
	$16.26 Billion	$0	$0	$0	$0	$0
Michael Kalinoski, CFA*	12	0	0	0	0	0
	$13.49 Billion	$0	$0	$0	$0	$0

*	Information as of September 30, 2016.

The table under the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Portfolio Manager	Benchmark
William Henderson Kevin A. Schiatta, CFA	No benchmarks.

Theodore R. Jaeckel, Jr., CFA Walter O’ Connor, CFA Marie Sheehan Michael Kalinoski, CFA	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index), certain customized indices and certain fund industry peer groups.

The table under the subsection of the Statement of Additional Information entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers — Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Owned

Theodore R. Jaeckel, Jr., CFA	High Yield Fund	$100,001 – $500,000

Walter O’Connor, CFA	National Fund	$100,001 – $500,000

	High Yield Fund	None

William Henderson*	Short-Term Fund	None

Kevin A. Schiatta, CFA*	Short-Term Fund	None

Marie Sheehan	Short-Term Fund	None

Michael Kalinoski, CFA*	National Fund	$1 – $10,000

*	Information is as of September 30, 2016.

Shareholders should retain this Supplement for future reference.

SAI-10051-1216SUP